Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Income Statement - Parent Company
Table 96: Parent Company – Income Statement

Year ended December 31 – in millions	2019	2018	2017
Operating Revenue
Dividends from:
Bank subsidiaries and bank holding company	$3,570	$2,639	$2,926
Non-bank subsidiaries	170	157	376
Interest income	169	147	109
Noninterest income	48	(1)	37
Total operating revenue	3,957	2,942	3,448
Operating Expense
Interest expense	325	281	215
Other expense	146	139	175
Total operating expense	471	420	390
Income before income taxes and equity in undistributed net income of subsidiaries	3,486	2,522	3,058
Equity in undistributed net income of subsidiaries:
Bank subsidiaries and bank holding company	671	1,602	1,249
Non-bank subsidiaries	164	181	(98)
Income from continuing operations before taxes	$4,321	$4,305	4,209
Income tax benefit from continuing operations	(221)	(208)	(339)
Net income from continuing operations	4,542	4,513	4,548
Dividends from discontinued operations
Bank subsidiaries and bank holding company	460	418	352
Equity in undistributed net income of subsidiaries from discontinued operations:
Bank subsidiaries and bank holding company	528	524	725
Income from discontinued operations before taxes	988	942	1,077
Income taxes from discontinued operations	161	154	287
Net income from discontinued operations	827	788	790
Net income	$5,369	$5,301	$5,338
Other comprehensive income, net of tax:
Net pension and other postretirement benefit plan activity arising during the period	(2)	1	1
Other comprehensive income (loss)	(2)	1	1
Comprehensive income	$5,367	$5,302	$5,339

Balance Sheet - Parent company
Table 97: Parent Company – Balance Sheet

December 31 – in millions	2019	2018
Assets
Cash held at banking subsidiary	$6	$6
Restricted deposits with banking subsidiary	175	175
Nonrestricted interest-earning deposits	7,024	4,655
Investments in:
Bank subsidiaries and bank holding company	41,882	39,623
Non-bank subsidiaries	2,054	1,886
Net investment held for sale	6,772	6,240
Loans with affiliates	730	1,397
Other assets	1,512	1,159
Total assets	$60,155	$55,141
Liabilities
Subordinated debt (a)	$986	$1,652
Senior debt (a)	8,849	5,061
Other borrowed funds from affiliates	307	79
Accrued expenses and other liabilities	699	619
Total liabilities	10,841	7,411
Equity
Shareholders’ equity	49,314	47,730
Total liabilities and equity	$60,155	$55,141
(a)
See Note 11 Borrowed Funds for additional information on contractual rates and maturity dates of senior debt and subordinated debt for parent company.

Interest Paid and Income Tax Refunds (Payments) - Parent company	Table 98: Parent Company – Interest Paid and Income Tax Refunds (Payments)

Year ended December 31 – in millions	Interest Paid	Income Tax Refunds/(Payments)
2019	$300	$26
2018	$288	$88
2017	$287	$40

Statement of Cash Flows - Parent company
Table 99: Parent Company – Statement of Cash Flows

Year ended December 31 – in millions	2019	2018	2017
Operating Activities
Net income	$5,369	$5,301	$5,338
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net earnings of subsidiaries	(1,363)	(2,307)	(1,974)
Return on investment in subsidiary			98
Other	218	155	194
Net cash provided (used) by operating activities	$4,224	$3,149	$3,656
Investing Activities
Net change in loans and securities from affiliates	$664	$540	$114
Net change in nonrestricted interest-earning deposits	(2,369)	1,145	(1,116)
Other	(8)	2
Net cash provided (used) by investing activities	$(1,713)	$1,687	$(1,002)
Financing Activities
Net change in other borrowed funds from affiliates	$228	$(29)	$316
Proceeds from long-term borrowings	4,180	498	1,325
Repayments of long-term borrowings	(1,300)	(553)	(580)
Net change in commercial paper		(100)	100
Common and treasury stock issuances	90	69	132
Acquisition of treasury stock	(3,578)	(2,877)	(2,447)
Preferred stock cash dividends paid	(236)	(236)	(236)
Common stock cash dividends paid	(1,895)	(1,603)	(1,264)
Net cash provided (used) by financing activities	$(2,511)	$(4,831)	$(2,654)
Net increase (decrease) in cash and due from banks	$—	$5	$—
Net cash provided by operating activities of discontinued operations	299	264	65
Net cash activity from continuing operations	(299)	(259)	(65)
Cash and restricted deposits held at banking subsidiary at beginning of year	181	176	176
Cash and restricted deposits held at banking subsidiary at end of year	$181	$181	$176